Note 27 - Segment Information - Percentage of Nets Sales Derived from Operations by Geographical Areas (Details) - Geographic Concentration Risk [Member] - Sales Revenue, Net [Member]	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Asia [Member]
Percentage of Net Sales	38.00%	29.00%	34.00%
FRANCE
Percentage of Net Sales	30.00%	27.00%	24.00%
UNITED STATES
Percentage of Net Sales	5.00%	10.00%	5.00%
Other geographical Areas [Member]
Percentage of Net Sales	27.00%	34.00%	37.00%